Derivatives (Tables)	6 Months Ended
Jun. 30, 2023
Derivatives
Schedule of foreign currency swaps and forwards

	As at
	June 30,	December 31,
(in EUR 000)	2023	2022
Foreign currency swaps EUR - NIS (in EUR)	4,099	542
Foreign currency swaps EUR - NIS (in NIS)	16,000	2,000
Foreign currency forwards EUR - NIS (in EUR)	873	—
Foreign currency forwards EUR - NIS (in NIS)	3,500	—
Foreign currency swaps EUR - AUD (in EUR)	92	379
Foreign currency swaps EUR - AUD (in AUD)	150	600
Foreign currency swaps USD - EUR (in USD)	24,322	—
Foreign currency swaps USD - EUR (in EUR)	22,000	—

Schedule of derivative financial instruments measured at fair value

	As at June 30, 2023
(in EUR 000)	Level I	Level II	Level III	Total
Financial liabilities
Foreign currency swaps	—	418	—	418
Foreign currency forwards	—	9	—	9

Schedule of change in balance of financial assets and financial liabilities

(in EUR 000)	2023	2022
Financial asset

Opening value at January 1	1	—
Fair value adjustments	(1)	22
Closing value at June 30	—	22

The change in the balance of the financial liabilities is detailed as follows:

(in EUR 000)	2023	2022
Financial liability

Opening value at January 1	10	654
Fair value adjustments	417	1,949
Exchange rate difference	—	28
Closing value at June 30	427	2,631